UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06121

Morgan Stanley Pacific Growth Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	January 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments January 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (a) (95.8%)
	Australia (13.2%)
	Airlines
339,450	Qantas Airways Ltd.	$1,440,010

	Aluminum
129,550	Alumina Ltd.	610,050

	Chemicals: Agricultural
24,716	Incitec Pivot Ltd.	2,710,398

	Chemicals: Major Diversified
78,872	Orica Ltd.	2,066,889

	Department Stores
126,333	Harvey Norman Holdings Ltd.	637,543

	Food Retail
145,620	Woolworths Ltd.	3,798,168

	Industrial Conglomerates
25,932	Wesfarmers Ltd.	835,142

	Major Telecommunications
252,700	Telstra Corp., Ltd.	993,988

	Other Metals/Minerals
176,151	BHP Billiton Ltd.* (b)	5,915,043
17,667	Rio Tinto Ltd. (b)	1,954,009
187,313	Straits Resources Ltd.	1,076,912
		8,945,964
	Precious Metals
26,605	Newcrest Mining Ltd.	834,618

	Property - Casualty Insurers
49,351	QBE Insurance Group Ltd.	1,252,666

	Steel
192,075	OneSteel Ltd.	1,159,295

	Wholesale Distributors
40,530	Alesco Corp., Ltd. (b)	344,798

	Total Australia	25,629,529

	Bermuda (1.8%)
	Apparel/Footwear Retail
127,700	Esprit Holdings Ltd.	1,660,753

	Electronic Equipment/Instruments
772,000	GOME Electrical Appliances Holdings Ltd. (b)	1,738,442

	Total Bermuda	3,399,195

	China (7.7%)
	Coal
675,000	China Coal Energy Co.	1,561,331

	Electric Utilities
241,000	Datang International Power Generation Co., Ltd.	149,108
928,000	Huaneng Power International, Inc. (Class H)	758,834
		907,942
	Electrical Products
458,000	Harbin Power Equipment Co., Ltd.	1,040,972

	Integrated Oil
966,000	China Petroleum & Chemical Corp. (Class H)	1,035,857

	Investment Trusts/Mutual Funds
100,000	Investment Co. of China* **	0

	Major Banks
618,000	Bank of China Ltd.	252,895
2,657,000	Industrial and Commercial Bank of China	1,588,363
		1,841,258
	Marine Shipping
1,006,650	China COSCO Holdings Co., Ltd.	2,358,894

	Motor Vehicles
1,165,000	Dongfeng Motor Corp.	768,033

	Multi-Line Insurance
242,000	Ping An Insurance (Group) Co. of China, Ltd. (Class H)	1,695,373

	Regional Banks
4,453,000	China Construction Bank Corp.	3,098,549

	Steel
1,317,000	Maanshan Iron & Steel Co., Ltd.	697,253

	Total China	15,005,462

	Hong Kong (6.1%)
	Airlines
237,000	Cathay Pacific Airways Ltd.	530,909

	Apparel/Footwear
43,000	Belle International Holdings Ltd.	51,076

	Electric Utilities
398,000	China Resources Power Holdings Co., Ltd.	955,882

	Engineering & Construction
270,000	China Overseas Land & Investment	455,496
324,800	New World Development Co., Ltd.	1,007,752
		1,463,248
	Financial Conglomerates
162,250	Wharf (Holdings) Ltd. (The)	887,410

	Industrial Conglomerates
31,000	Hutchison Whampoa Ltd.	304,360

	Investment Banks/Brokers
11,000	Hong Kong Exchanges & Clearing Ltd.	228,199

	Major Banks
100,000	Bank of East Asia, Ltd. (The)	578,919

	Real Estate Development
55,000	Cheung Kong (Holdings) Ltd.	892,021
116,000	HongKong Land Holdings Co., Ltd.*	553,616
		1,445,637
	Tobacco
196,000	Shanghai Industrial Holdings Ltd.	730,941

	Wireless Telecommunications
321,000	China Mobile Ltd.	4,740,252

	Total Hong Kong	11,916,833

	India (4.0%)
	Contract Drilling
25,900	Aban Offshore Ltd.	2,419,343

	Electrical Products
104,500	Asea Brown Boveri India Ltd.	2,995,692

	Major Telecommunications
103,500	Bharti Airtel Ltd.*	2,264,317

	Total India	7,679,352

	Indonesia (4.4%)
	Agricultural Commodities/Milling
444,500	PT Astra Agro Lestari Tbk	1,480,013

	Coal
2,640,000	PT Bumi Resources Tbk	1,875,048
208,500	PT Tambang Batubara Bukit Asam Tbk	262,799
		2,137,847
	Construction Materials
458,000	PT Indocement Tunggal Prakarsa Tbk	390,372

	Food: Specialty/Candy
529,000	PT Indofood Sukses Makmur Tbk	165,884

	Major Telecommunications
979,000	PT Telekomunkasi Indonesia Tbk (Series B)	990,505

	Motor Vehicles
427,000	PT Astra International Tbk	1,284,590

	Other Metals/Minerals
760,000	PT International Nickel Indonesia Tbk	665,424

	Regional Banks
1,751,000	PT Bank Central Asia Tbk	684,982
964,500	PT Bank Rakyat Indonesia	744,762
		1,429,744

	Total Indonesia	8,544,379

	Japan (e) (42.9%)
	Auto Parts: O.E.M.
40,100	NIFCO Inc.	893,330
17,000	Toyoda Gosei Co., Ltd. (b)	565,616
		1,458,946
	Building Products
125,000	Nippon Sheet Glass Co., Ltd.	571,438
127,000	Sanwa Holdings Corp. (b)	610,376
		1,181,814
	Chemicals: Major Diversified
168,000	Mitsubishi Chemical Holdings Corp.	1,221,154

	Chemicals: Specialty
183,000	Daicel Chemical Industries, Ltd. (b)	1,025,326
247,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,015,196
154,000	Kaneka Corp.	1,145,074
71,300	Shin-Etsu Polymer Co., Ltd. (b)	438,541
		3,624,137
	Commercial Printing/Forms
77,000	Dai Nippon Printing Co., Ltd.	1,114,014
15,600	Nissha Printing Co., Ltd.	521,549
		1,635,563
	Computer Peripherals
52,100	Mitsumi Electric Co., Ltd. (b)	1,440,021

	Computer Processing Hardware
310,000	Fujitsu Ltd. (b)	2,007,279

	Electric Utilities
24,000	Tokyo Electric Power Co., Inc.	623,308

	Electrical Products
260,000	Furukawa Electric Co., Ltd.	1,043,746

	Electronic Components
21,500	TDK Corp. (b)	1,373,578

	Electronic Distributors
33,400	Ryosan Co., Ltd.	800,051

	Electronic Equipment/Instruments
55,800	Canon Inc.	2,408,401
18,600	Kyocera Corp.	1,485,908
129,000	Matsushita Electric Industrial Co., Ltd.	2,757,169
346,000	NEC Corp.	1,421,806
117,000	Ricoh Co., Ltd.	1,827,217
314,000	Toshiba Corp. (b)	2,124,161
		12,024,662

	Electronics/Appliances
86,800	Casio Computer Co., Ltd.	927,938
42,300	FUJIFILM Holdings Corp.	1,658,446
9,100	Rinnai Corp.	293,073
35,700	Sony Corp.	1,706,957
		4,586,414
	Engineering & Construction
63,000	Kyudenko Corp.	307,868
54,000	Maeda Road Construction Co., Ltd.	441,586
182,000	Obayashi Corp. (b)	1,035,304
34,000	Sanki Engineering Co., Ltd. (b)	226,554
		2,011,312
	Finance/Rental/Leasing
53,700	Hitachi Capital Corp.	719,372

	Food Retail
38,300	FamilyMart Co., Ltd.	1,137,753

	Food: Meat/Fish/Dairy
83,000	Nippon Meat Packers, Inc. (b)	935,779

	Food: Specialty/Candy
27,600	House Foods Corp.	489,285

	Home Building
163,000	Sekisui Chemical Co., Ltd.	1,066,702
97,000	Sekisui House, Ltd. (b)	1,073,512
		2,140,214
	Industrial Conglomerates
257,000	Hitachi Ltd.	1,927,339

	Industrial Machinery
110,000	Amada Co., Ltd.	942,722
90,000	Daifuku Co., Ltd.	1,220,021
47,300	Daikin Industries, Ltd.	2,126,277
26,100	Fuji Machine Mfg. Co., Ltd. (b)	518,338
63,000	Fujitec Co., Ltd. (b)	335,816
371,000	Mitsubishi Heavy Industries, Ltd.	1,521,242
176,000	Tsubakimoto Chain Co. (b)	996,663
		7,661,079
	Industrial Specialties
46,300	Lintec Corp. (b)	706,363
130,000	Toyo Ink Mfg. Co., Ltd.	450,439
		1,156,802
	Major Telecommunications
230	Nippon Telegraph & Telephone Corp.	1,100,694

	Metal Fabrications
150,000	Minebea Co., Ltd.	799,749
204,000	Mitsui Mining & Smelting Co., Ltd.	766,878
		1,566,627
	Miscellaneous Manufacturing
41,300	Kurita Water Industries Ltd. (b)	1,335,169

	Motor Vehicles
230,900	Nissan Motor Co., Ltd. (b)	2,216,087
67,800	Suzuki Motor Corp. (b)	1,708,024
55,800	Toyota Motor Corp.	3,036,243
56,400	Yamaha Motor Co., Ltd.	1,275,266
		8,235,620

	Movies/Entertainment
28,200	TOHO Co., Ltd. (b)	680,341

	Pharmaceuticals: Other
41,200	Astellas Pharma Inc.	1,784,602
70,300	Daiichi Sankyo Co., Ltd.	2,110,435
27,300	Ono Pharmaceutical Co., Ltd.	1,340,902
		5,235,939
	Railroads
164	East Japan Railway Co.	1,354,680

	Recreational Products
6,700	Nintendo Co., Ltd.	3,349,336
59,400	Yamaha Corp.	1,224,638
		4,573,974
	Semiconductors
16,000	Rohm Co., Ltd.	1,178,918

	Steel
111,000	Nippon Steel Corp. (b)	667,460

	Textiles
53,000	Nisshinbo Industries, Inc. (b)	569,847
251,000	Teijin Ltd.	990,479
		1,560,326
	Wholesale Distributors
33,600	Hitachi High-Technologies Corp.	632,879
90,000	Marubeni Corp.	617,855
103,800	Mitsubishi Corp.	2,720,723
60,000	Nagase & Co., Ltd. (b)	567,544
		4,539,001

	Total Japan	83,228,357

	Malaysia (1.3%)
	Agricultural Commodities/Milling
23,000	Hap Seng Plantations Holdings*	22,292
437,000	IOI Corporation Behard	963,781
108,000	Kuala Lumpur Kepong Berhad	586,450
		1,572,523
	Engineering & Construction
143,900	IJM Corporation Berhad	336,792

	Wholesale Distributors
160,000	Sime Darby Berhad	583,527

	Total Malaysia	2,492,842

	Philippines (1.0%)
	Alternative Power Generation
1,624,000	PNOC Energy Development Corp.	242,472

	Financial Conglomerates
51,520	Ayala Corp.	606,356

	Specialty Telecommunications
14,415	Philippine Long Distance Telephone Co.	1,072,703

	Total Philippines	1,921,531

	Singapore (2.1%)
	Agricultural Commodities/Milling
129,800	Wilmar International Ltd.	387,486

	Electronic Components
43,250	UniSteel Technology Ltd.	37,997

	Investment Banks/Brokers
9,000	Singapore Exchange Ltd.	63,024

	Major Banks
68,600	Oversea-Chinese Banking Corp., Ltd.	364,100

	Marine Shipping
158,500	Cosco Corp., Ltd.	514,228

	Miscellaneous Commercial Services
245,000	Indofood Agri Resources Ltd.	386,201

	Real Estate Development
77,000	Capitaland Ltd.	323,790
18,000	City Developments Ltd.	144,846
776,000	United Industrial Corp., Ltd.	1,508,777
		1,977,413
	Real Estate Investment Trusts
54,260	CDL Hospitality Trust	79,476

	Regional Banks
25,500	United Overseas Bank Ltd.	315,737

	Total Singapore	4,125,662

	South Korea (7.2%)
	Advertising/Marketing Services
1,947	Cheil Communications, Inc.	479,106

	Airlines
6,619	Korean Air Lines Co., Ltd.	480,051

	Apparel/Footwear
5,530	Cheil Industries Inc.	223,441

	Beverages: Alcoholic
4,102	Chosun Brewery Co	548,473

	Chemicals: Specialty
5,596	LG Chem Ltd.	462,119
16,282	SSCP Co., Ltd.*	465,894
		928,013
	Electronic Distributors
16,440	LG.Philips LCD Co., Ltd.*	712,320

	Electronics/Appliances
6,940	LG Electronics Inc.	677,310
28,760	Woongjin Coway Co., Ltd.	973,427
		1,650,737
	Engineering & Construction
1,196	GS Engineering & Construction Co., Ltd.	147,008
5,000	Samsung Engineering Co., Ltd.	489,466
		636,474
	Financial Conglomerates
17,358	Shinhan Financial Group Co., Ltd.	933,629

	Food: Specialty/Candy
45	Orion Corp.	11,219

	Household/Personal Care
464	Amorepacific Corp.	308,611

	Industrial Machinery
27,438	Ene System Inc.*	180,447

	Internet Software/Services
4,398	NHN Corp.*	959,308

	Marine Shipping
351,000	STX Pan Ocean Co., Ltd. (Singapore Exchange) (b)	613,222

	Motor Vehicles
24,460	Hyundai Motor Co.	1,905,102

	Property - Casualty Insurers
2,200	Samsung Fire & Marine Insurance Co., Ltd.	437,452

	Semiconductors
2,454	Samsung Electronics Co., Ltd.	1,573,482

	Steel
1,201	POSCO	650,595

	Trucks/Construction/Farm Machinery
6,794	Doosan Infracore Co., Ltd.	157,761
1,762	Hyundai Heavy Industries Co., Ltd.	598,618
150	Hyundai Mipo Dockyard Co., Ltd.	28,784
		785,163

	Total South Korea	14,016,845

	Taiwan (3.5%)
	Chemicals: Specialty
235,000	Formosa Plastic Corp.	542,515

	Computer Peripherals
44,450	Foxconn Technology Corp.	253,999
93,000	Innolux Display Corp	200,496
18,922	Innolux Display Corp (GDR)	78,526
		533,021
	Computer Processing Hardware
175,103	Asustek Computer, Inc.	452,764

	Construction Materials
534,000	Taiwan Cement Corp.	693,756

	Electronic Equipment/Instruments
937,000	AU Optronics Corp.	1,550,395
81,284	Sunrex Technology Corp.	86,698
		1,637,093
	Financial Conglomerates
302,000	Cathay Financial Holding Co.	709,686

	Marine Shipping
782,160	Yang Ming Marine Transport	506,514

	Regional Banks
709,000	Chinatrust Financial Holding Co., Ltd.	572,578

	Semiconductors
54,000	Epistar Corp.	128,199
196,000	Taiwan Semiconductor	360,365
		488,564
	Steel
473,000	China Steel Corp.	661,600

	Total Taiwan	6,798,091

	Thailand (0.6%)
	Coal
43,500	Banpu Public Co., Ltd (NVDR)	574,172

	Home Building
506,600	Land & Houses Public Co., Ltd (Alien Shares)	119,835

	Major Banks
157,900	Kasikornbank Public Co., Ltd (Alien Shares)	411,523

	Total Thailand	1,105,530

	Total Common Stocks (Cost $150,448,096)	185,863,608

	Preferred Stock (a) (0.4%)
	South Korea
	Semiconductors
1,767	Samsung Electronics Co., Ltd. (Cost $842,858)	816,423

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (16.7%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (b) (13.0%)
$834	Alliance and Leister PLC, 4.54%, 09/02/08 (d)	833,511
417	Bancaja, 4.04%, 11/12/08 (d)	416,756
417	Bank of New York Co., Inc. 4.41%, 08/08/08 (d)	416,756
417	BASF AG, 3.89%, 08/19/08 (d)	416,737
834	BNP Paribas MTN, 4.90%, 05/19/08 (d)	833,511
1,667	CAM U.S. Finance S.A. Unipersonal, 4.71%, 07/25/08 (d)	1,667,023

834	Canadian Imperial Bank N.Y., 3.17%, 07/28/08 (d)		833,511
1,500	CIT Group Holdings, 3.97%, 06/18/08 (d)		1,500,321
3,237	Citigroup Global Markets, Inc., 3.14%, 02/01/08		3,237,161
834	Credit Suisse First Boston, N.Y., 3.07%, 03/14/08 (d)		833,511
	First Tennessee Bank
417	4.04%, 08/15/08 (d)		416,756
1,667	4.05%, 08/15/08 (d)		1,666,966
417	Goldman Sachs Group, Inc., 4.31%, 09/12/08 (d)		416,756
417	HSBC Finance Corp., 4.55%, 08/05/08 (d)		416,756
1,667	IBM Corp., 4.55%, 09/08/08 (d)		1,667,023
834	Macquarie Bank Ltd., 3.95%, 08/20/08 (d)		833,511
1,250	Metropolitan Life Global Funding, 3.92%, 08/21/08 (d)		1,250,267
1,667	Morgan Stanley Institutional Liquidity Funds, 4.27%, 02/01/08		1,667,023
1,667	National Rural Utilities Coop., Fin., 4.64%, 09/02/08 (d)		1,667,023
967	Nationwide Building Society, 4.92%, 07/28/08 (d)		966,873
1,667	National Bank of Canada, 4.62%, 04/02/08 (d)		1,666,921
	Unicredito Italiano Bank (IRE) PLC,
583	4.46%, 08/08/08 (d)		583,458
917	4.25%, 08/14/08 (d)		916,873

	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $25,125,004)		25,125,004

NUMBER OF
SHARES (000)
	Investment Company (c) (3.7%)
7,257	Morgan Stanley Institutional Liquidity Money Market Portfolio
	- Institutional Class (Cost $7,257,277)		7,257,277

	Total Short-Term Investments (Cost $32,382,281)		32,382,281

	Total Investments (Cost $183,673,235) (f)	112.9%	219,062,312
	Liabilities in Excess of Other Assets	(12.9)	(25,003,494)
	Net Assets	100.0%	$194,058,818

GDR	Global Depositary Receipt.
NVDR	Non-voting Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investor.
(a)

Securities with total market value equal to $186,680,031 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(b)	All or a portion of these securities were on loan at January 31, 2008. The total value of the loaned securities and related collateral outstanding were $24,500,697 and $25,125,004, respectively.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an
open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market

Portfolio - Institutional Class  with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class . Income distributions earned by the Fund totaled $21,186, for the period ended January 31, 2008.

(d)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on January 31, 2008.
(e)

At January 31, 2008, investments in securities of issuers in Japan represented 42.9% of the Fund’s net assets.  These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at January 31, 2008:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

	$49,771	IDR	461,125,158	02/01/08	$311
	$82,396	IDR	763,401,982	02/01/08	515
IDR	492,788,378		$53,131	02/01/08	(390)
IDR	365,737,757		$39,433	02/01/08	(289)
SGD	40,560		$28,549	02/01/08	(139)
	$72,659	MYR	234,942	02/04/08	(45)
SGD	64,071		$45,168	02/04/08	(150)

		Net Unrealized Depreciation			$(187)

Currency Abbreviations:

IDR	Indonesian Rupiah.
MYR	Malaysian Ringgit.
SGD	Singapore Dollar.

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments January 31, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Short-Term Investments	$32,382,281	14.8%
Electronic Equipment/Instruments	15,400,197	7.0
Motor Vehicles	12,193,345	5.6
Other Metals/Minerals	9,611,389	4.4
Industrial Machinery	7,841,527	3.6
Electronics/Appliances	6,237,151	2.9
Wholesale Distributors	5,467,326	2.5
Regional Banks	5,416,608	2.5
Major Telecommunications	5,349,504	2.4
Pharmaceuticals: Other	5,235,939	2.4
Chemicals: Specialty	5,094,665	2.3
Electrical Products	5,080,410	2.3
Food Retail	4,935,921	2.3
Wireless Telecommunications	4,740,252	2.2
Recreational Products	4,573,974	2.1
Engineering & Construction	4,447,826	2.0
Coal	4,273,350	2.0
Semiconductors	4,057,387	1.9
Marine Shipping	3,992,858	1.8
Steel	3,836,203	1.8
Agricultural Commodities/Milling	3,440,022	1.6
Real Estate Development	3,423,050	1.6
Chemicals: Major Diversified	3,288,043	1.5
Major Banks	3,195,800	1.5
Financial Conglomerates	3,137,081	1.4
Industrial Conglomerates	3,066,841	1.4
Chemicals: Agricultural	2,710,398	1.2
Electric Utilities	2,487,132	1.1
Computer Processing Hardware	2,460,043	1.1
Airlines	2,450,970	1.1
Contract Drilling	2,419,343	1.1
Home Building	2,260,049	1.0
Computer Peripherals	1,973,042	0.9
Multi-Line Insurance	1,695,373	0.8
Property - Casualty Insurers	1,690,118	0.8
Apparel/Footwear Retail	1,660,753	0.8
Commercial Printing/Forms	1,635,563	0.7
Metal Fabrications	1,566,627	0.7
Textiles	1,560,326	0.7
Electronic Distributors	1,512,371	0.7
Auto Parts: O.E.M.	1,458,946	0.7
Electronic Components	1,411,575	0.6
Railroads	1,354,680	0.6
Miscellaneous Manufacturing	1,335,169	0.6
Building Products	1,181,814	0.5
Industrial Specialties	1,156,802	0.5
Construction Materials	1,084,128	0.5
Specialty Telecommunications	1,072,703	0.5
Integrated Oil	1,035,857	0.5
Internet Software/Services	959,308	0.4
Food: Meat/Fish/Dairy	935,779	0.4
Precious Metals	834,618	0.4

Trucks/Construction/Farm Machinery	785,162		0.4
Tobacco	730,941		0.3
Finance/Rental/Leasing	719,372		0.3
Movies/Entertainment	680,341		0.3
Food: Specialty/Candy	666,388		0.3
Department Stores	637,543		0.3
Aluminum	610,049		0.3
Beverages: Alcoholic	548,473		0.3
Advertising/Marketing Services	479,106		0.2
Miscellaneous Commercial Services	386,201		0.2
Household/Personal Care	308,611		0.1
Investment Banks/Brokers	291,223		0.1
Apparel/Footwear	274,517		0.1
Alternative Power Generation	242,472		0.1
Real Estate Investment Trusts	79,476		0.0

	$219,062,312	*	100.0%

*              Does not include open forward foreign currency contracts with net unrealized depreciation of $187.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008